UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03205

Name of Fund: BIF Government Securities Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BIF Government Securities Fund,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – The registrant is a feeder fund in a master/feeder structure and as such holds interests of Master Government Securities LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-21300, CIK no. 0001186241) on August 25, 2016.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03205
Reporting Period: 07/01/2015 - 06/30/2016
BIF Government Securities Fund

======================== BIF Government Securities Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Government Securities Fund

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BIF Government Securities Fund

Date:	August 25, 2016